UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Investment Group, LLC
Address:       750 Lexington Avenue, 22nd Floor
               New York, NY 10022

Form 13F File Number: 28-10099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen  Miller
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ Stephen Miller                      New York, NY              8/13/04
-------------------                     --------------          -----------
    [Signature]                         [City, State]              [Date]

Report Type (Check only one.):
--------------------------------------------------------------------------------

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         1
Form 13F Information Table Value Total:         $208
                                                (thousands)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-10097                        Promethean Asset Management, LLC



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     Issuer      Class    CUSIP       Value(x$1000)    SH/PRN AMT  SH/PRN PUT/CALL Inv Discr   Other Mgr      SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

KINTERA INC      COM    49720P506            208        20000 SH                    DEFINED          1       20000

